Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit for the year	$ 92,040	$ 62,697	$ 63,593
Adjustments to reconcile profit for the year to net cash (used in) provided by operating activities:
Depreciation of investment property, equipment and leasehold improvements	2,154	2,749	3,587
Amortization of intangible assets	561	742	753
Gain on investment property - Right-of-use	0	(742)	0
Gain on investment property - Fair value	0	0	(296)
Provision for (reversal of) credit losses	19,521	2,328	(1,464)
Unrealized (gain) loss on financial instruments at FVTPL	0	(227)	806
Realized (gain) loss on financial instruments at FVTPL	(510)	0	2,175
Net gain on financial instruments at FVOCI	0	(14)	0
Gain on sale of financial instruments at amortized cost	0	(333)	0
Compensation cost - share-based payment	2,157	1,908	1,722
Net changes in hedging position and foreign currency	719	(428)	(194)
Disposal of equipment and leasehold improvements	6	255	30
Derecognition of intangible assets	0	0	1
Interest income	(332,621)	(140,883)	(180,973)
Interest expense	184,610	54,101	88,523
Changes in operating assets and liabilities:
Pledged deposits	(8,599)	(24,248)	648
Loans	(1,053,888)	(821,531)	911,073
Other assets	1,709	(1,705)	2,321
Due to depositors	154,488	(102,672)	250,564
Other liabilities	12,284	(4,677)	1,432
Cash flows (used in) provided by operating activities	(925,369)	(972,680)	1,144,301
Interest received	296,131	154,293	194,129
Interest paid	(140,415)	(53,327)	(91,021)
Net cash (used in) provided by operating activities	(769,653)	(871,714)	1,247,409
Cash flows from investing activities:
Acquisition of equipment and leasehold improvements	(1,651)	(453)	(997)
Acquisition of intangible assets	(1,070)	(353)	(1,311)
Proceeds from the sale of securities at amortized cost	0	16,369	0
Proceeds from the sale of securities at FVOCI	0	33,492	1,882
Proceeds from the sale of loans to FVTPL	49,681	0	0
Proceeds from the redemption of securities at amortized cost	132,524	123,302	52,576
Proceeds from the redemption of securities at FVOCI	112,840	10,000	0
Purchase of securities at amortized cost	(458,983)	(618,440)	(143,594)
Purchase of securities at FVOCI	0	(9,999)	(227,027)
Purchase of investments at FVTPL	0	0	(1,433)
Net cash used in investing activities	(166,659)	(446,082)	(319,904)
Cash flows from financing activities:
(Decrease) increase in securities sold under repurchase agreements	(127,000)	416,835	(29,867)
Net increase (decrease) in short-term borrowings and debt	579,065	1,196,710	(1,212,023)
Proceeds from long-term borrowings and debt	1,038,110	266,640	827,732
Payments of long-term borrowings and debt	(536,792)	(97,520)	(781,274)
Payments of lease liabilities	(995)	(1,227)	(1,114)
Dividends paid	(36,141)	(38,570)	(44,669)
Repurchase of common stock	0	(60,079)	0
Net cash provided by (used in) financing activities	916,247	1,682,789	(1,241,215)
(Decrease) increase net in cash and cash equivalents	(20,065)	364,993	(313,710)
Cash and cash equivalents at beginning of the year	1,211,001	846,008	1,159,718
Cash and cash equivalents at end of the year	$ 1,190,936	$ 1,211,001	$ 846,008